General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory

Note 7 General and administrative expenses

	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Occupancy	890	935	930
Rent and maintenance of IT and other equipment	560	511	510
Communication and market data services	610	626	611
Administration[1]	600	713	718
Marketing and public relations	411	467	486
Travel and entertainment	416	423	460
Professional fees	1,202	1,234	1,354
Outsourcing of IT and other services	1,566	1,637	1,743
Provisions for litigation, regulatory and similar matters[2]	420	795	1,087
Other	132	93	208
Total general and administrative expenses[3]	6,808	7,434	8,107
1 Administration costs include net expenses related to the UK bank levy of CHF 17 million, CHF 123 million and CHF 166 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. 2017 included a CHF 82 million credit related to prior years. 2 Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 20 for more information. Also includes recoveries from third parties of CHF 53 million, CHF 13 million and CHF 10 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. 3 Includes net restructuring expenses of CHF 627 million, CHF 695 million and CHF 761 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

UBS AG
Disclosure Of General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory

Note 7 General and administrative expenses

	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Occupancy	848	921	928
Rent and maintenance of IT and other equipment	415	511	510
Communication and market data services	534	624	610
Administration[1]	3,560	1,069	855
of which: shared services costs charged by UBS Group AG or its subsidiaries	2,974[2]	365	223
Marketing and public relations	332	465	484
Travel and entertainment	374	411	456
Professional fees	1,064	1,225	1,351
Outsourcing of IT and other services	1,147	1,592	1,742
Provisions for litigation, regulatory and similar matters[3]	420	795	1,087
Other	116	78	195
Total general and administrative expenses[4]	8,811[2]	7,690	8,219
1 Administration costs include net expenses related to the UK bank levy of CHF 17 million, CHF 123 million and CHF 166 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. 2017 included a CHF 82 million credit related to prior years. 2 The increase in 2017 in shared services costs charged by UBS Group AG or its subsidiaries and the associated decrease in certain direct cost lines were mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. Refer to Note 30 for more information. 3 Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 20 for more information. Also includes recoveries from third parties of CHF 53 million, CHF 13 million and CHF 10 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. 4 Includes net restructuring expenses of CHF 818 million, CHF 700 million and CHF 760 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.